Mineral Stream Interests - Disclosure of Detailed Information about Partial Termination of PMPA (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 19, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Gains on disposals of investments		$ 85,724	$ 0
Goose PMPA [Member]
Disclosure Of Detailed Information About Mineral Stream Interests [Line Items]
Proceeds received on 33% buyback of Goose	$ 101,730
Mineral Stream Interests Carrying Value Plus Closing Costs	(16,006)
Gains on disposals of investments	$ 85,724